Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity
Stockholders' Equity

12. Stockholders’ Equity

On April 9, 2021, the Company entered into an arrangement with an affiliate of Tiger Global Management, LLC (the ‘‘Tiger Investor’’) whereby the Tiger Investor purchased $30.0 million of the Company’s common stock in a private placement (‘‘concurrent private placement’’) concurrent with the completion of the IPO. The price per share was equal to the IPO price of $27.00, for a total of 1,111 shares. The Company received total aggregate net proceeds of $29.0 million, after deducting underwriting fees of $1.0 million.

On April 23, 2021, the Company completed its IPO in which the Company issued and sold 9,977 shares of common stock at a public offering price of $27.00 per share, which included the full exercise of the underwriters’ option to purchase 1,350 additional shares of common stock. The Company received aggregate net proceeds of $253.2 million from the IPO, after deducting underwriting discount fees of $16.2 million. The Company incurred offering costs of approximately $26.8 million for the concurrent private placement and IPO, of which $0 and $21.8 million were included in General and Administrative expenses in the Condensed Consolidated Statement of Operations and Comprehensive Income for the three and nine months ended September 30, 2021, respectively. The IPO offering also included 5,356 shares sold by Providence VII U.S. Holdings L.P. (“Providence”) and other existing stockholders, which included the full exercise of the underwriters’ option to purchase 650 additional shares from Providence, in which the Company did not receive any proceeds from the shares sold.

In connection with the Company’s IPO, all shares of the Company’s outstanding preferred stock automatically converted into 20,335 shares of common stock on a one for one-third basis. The Company’s treasury stock, consisting of 15,146 shares of common stock, was reissued in the preferred stock conversion.

In conjunction with the IPO, the Company increased the authorized shares of its capital stock. The Company’s capital stock consists of 1,000,000 shares of common stock, par value $0.001 per share and 100,000 shares of undesignated preferred stock, par value $0.01 per share. Further, the Company amended and restated its existing amended and restated certificate of incorporation and its existing bylaws of the Company, as previously reported in the Prospectus, which incorporates material modifications to rights of security holders.

13. Stockholders’ Equity

On September 14, 2020, the Company’s Board approved the issuance of 61 shares of common stock under the Plan.

On October 27, 2020, the Company entered into a Series A Preferred Stock Purchase Agreement (“Preferred Purchase Agreement) pursuant to which an investor group, led by Tiger Global Management, purchased 61,006 shares of Series A Preferred Stock (“preferred stock”) from the Company and certain of its existing stockholders for an aggregate purchase price of approximately $350.0 million. The preferred stock consisted of 15,568 shares issued and sold by the Company to the new investors, raising approximately $89.3 million in cash before transaction costs. 45,438 shares of common stock (prior to giving effect to the reverse stock split) held by existing shareholders were exchanged on a 1:1 basis for newly issued preferred stock and then sold to the new investors. All cash received related to the exchange was transferred to all selling shareholders. The Company recorded the exchange of common stock for preferred stock as Treasury Stock at cost in the Consolidated Balance Sheets. The preferred stock included in this transaction are non-participating, not redeemable, have no declared dividends and contains a liquidation preference. The liquidation preference allows for holders of shares of preferred stock then outstanding to be entitled to be paid out before any payments to holders of the Company’s common stock up to the preferred stock issuance price plus any dividends declared but unpaid.

Upon the closing of the sale of shares of common stock in an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, all outstanding shares of preferred stock shall automatically be converted into shares of common stock on a 1:1 basis, subject to anti-dilution protection included in terms of the preferred stock and the reverse stock split whereby each share of preferred stock is entitled to convert into one third of one share of common stock. In general, the anti-dilution protection requires a modification to the conversion price upon conversion to common stock to the extent additional shares are issued that are not considered to be part of the category of exempted securities, as defined by the Preferred Purchase Agreement, and at no consideration or consideration per share less than the conversion price in effect immediately prior to such event. Exempted securities include, but are not limited to, common stock or options issued to employees, directors, contractors, or consultants pursuant to the Company’s equity plan.

Proceeds from the issuance were used to pay off a portion of the outstanding balance under the New Revolving Credit Facility.

As of December 31, 2020, there were 140,222 shares and 125,074 shares of the Company’s common stock issued and outstanding, respectively, out of 700,000 authorized shares. As of December 31, 2020, there were 61,006 shares of the Company’s preferred stock authorized, issued, and outstanding.

As of December 31, 2020, the Company’s treasury stock consisted of 15,146 shares of common stock.

The Board did not declare or pay dividends of the Company’s common or preferred stock during the years ended December 31, 2020, 2019, and 2018.